Other financial assets - current - Additional Information (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Disclosure of financial assets [line items]
Restricted bank deposits held as security in relation to interest and repayment of borrowings	₨ 5,040.0		₨ 3,167.1
Restricted bank deposits pledged till the maturity of the respective borrowings	252,272.0	$ 3,070.1	321,243.9
Restricted bank deposits [Member]
Disclosure of financial assets [line items]
Restricted bank deposits pledged till the maturity of the respective borrowings	₨ 2,338.1		₨ 1,807.1